Income Tax - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 3,889	$ 0
Increases (decreases) in tax positions related to prior periods	(2,833)
Increases (decreases) in tax positions related to prior periods		3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	(30)	0
Ending balance	$ 1,026	$ 3,889